Schedule of share based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 74	$ 64	$ 146	$ 305
Employees [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	34	40	71	212
Directors and advisors [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 40	$ 24	$ 75	$ 93